Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

8.Intangible assets

	Development	Patents and
(in EUR 000)	cost	licenses	Total
Cost
Opening value at January 1, 2021	15,262	591	15,853
Additions	10,348	—	10,348
Cost at December 31, 2021	25,610	591	26,201
Additions	15,463	—	15,463
Cost at December 31, 2022	41,073	591	41,664
Amortization
Opening amortization at January 1, 2021	—	—	—
Amortization	(837)	(42)	(879)
Amortization at December 31, 2021	(837)	(42)	(879)
Amortization	(771)	(42)	(813)
Amortization at December 31, 2022	(1,608)	(84)	(1,692)
Net book value at December 31, 2021	24,773	549	25,322
Net book value at December 31, 2022	39,465	507	39,972

There is only one development project: The Genio® system. The Company started amortizing the first-generation Genio® system in 2021. The amortization amounted to €0.8 million for 2022 and is included in Research and development expenses (€0.8 million) and in Clinical expenses (€62,000). The remaining amortization period of this development asset is 12 years.

The Company continues to incur in 2022 development expenses with regard to the improved second-generation Genio® system and clinical trials to obtain additional regulatory approvals in certain countries or to be able to sell the Genio® System in certain countries. The total capitalized development expenses amounted to €15.5 million and €10.3 million for 2022 and 2021, respectively.

In accordance with the accounting principle, the intangible assets are tested annually for impairment during the development period. The Genio® system is currently a unique product line developed by the Company and the Company determined that it has two cash generating units, Genio® system in Europe and Genio® system in the United States, for which a value in use analysis has been performed. The discount rates and long-term growth rates applied over the expected term that the assets will generate economic benefits are:

	Europe	US
Discount rate	12.5%	13.6%
Growth rate	3.0%	0.0%

The discount rates have been determined by reference to the analyst reports covering the Company which are available.

Based on the current operating budget as approved by the Board of Directors, the Company’s management prepared cash flow forecasts, which covers a 7-year period and an appropriate extrapolation of cash flows beyond 2029. A sensitivity analysis has been performed concluding that a reasonable change in the WACC and/or the long-term growth rate would not lead to an impairment.